Net Fee and Commission Income - Summary of Net Fee and Commission Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Fee And Commission Income [Line Items]
Fee and commission income	£ 1,222	£ 1,188	£ 1,115
Fee and commission expense	(415)	(418)	(400)
Net fee and commission income	807	770	715
Retail and Corporate Products [member]
Net Fee And Commission Income [Line Items]
Fee and commission income	1,167	1,123	1,043
Fee and commission expense	(406)	(408)	(392)
Insurance Products [member]
Net Fee And Commission Income [Line Items]
Fee and commission income	55	65	72
Other products [member]
Net Fee And Commission Income [Line Items]
Fee and commission expense	£ (9)	£ (10)	£ (8)